Taxes (Details 1)	12 Months Ended
Jun. 30, 2026
Uruguay [Member]
Statement [Line Items]
Statutory taxes rates	25.00%
Gibraltar [Member]
Statement [Line Items]
Statutory taxes rates	15.00%
Bermuda / British Virgin Islands / Cayman Islands [Member] | Bottom [Member]
Statement [Line Items]
Statutory taxes rates	0.00%
Netherlands [Member] | Bottom [Member]
Statement [Line Items]
Statutory taxes rates	19.00%
Netherlands [Member] | Top [Member]
Statement [Line Items]
Statutory taxes rates	25.80%
Argentina, Pesos [Member] | Bottom [Member]
Statement [Line Items]
Statutory taxes rates	25.00%
Argentina, Pesos [Member] | Top [Member]
Statement [Line Items]
Statutory taxes rates	35.00%
U.S.A. [Member] | Bottom [Member]
Statement [Line Items]
Statutory taxes rates	0.00%
U.S.A. [Member] | Top [Member]
Statement [Line Items]
Statutory taxes rates	21.00%